Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies [Abstract]
Commitments and Contingencies

10.Commitments and Contingencies

On May 2, 2018, the Company signed two new building contracts for the construction of two aframax tankers for $51,720 each. The total contracted amount remaining to be paid for the two vessels under construction as at June 30, 2018 was $93,096 from November 2018 to January 2020.

At June 30, 2018, there is a prepaid amount of $1,650 under an old shipbuilding contract which was terminated in 2014, which will be used against the contract price of future new buildings currently being discussed between the Company and the shipyard.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at June 30, 2018, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Period/Year	Amount
July to December 2018	149,712
2019	232,196
2020	201,453
2021	163,775
2022 to 2029	385,192

Minimum charter payments	1,132,328

These amounts do not assume any off-hire.